Note 22 - Related Party Transactions (Details) - NTT [Member] - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accounts receivable	¥ 1,184,804	¥ 463,613
Accounts payable	3,041,505	2,535,234
Lease obligations	1,750,054	1,268,324
Revenues	3,129,622	2,898,040	¥ 2,370,954
Costs	24,268,440	16,706,036	15,579,173
Interest expenses	¥ 30,370	¥ 24,402	¥ 24,756